LONG TERM INVESTMENTS (Details)				12 Months Ended
	Dec. 31, 2013 USD ($) indicator	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 PRC Fund USD ($)	Dec. 31, 2013 PRC Fund CNY	Dec. 31, 2012 PRC Fund CNY	Dec. 31, 2011 PRC Fund CNY	Dec. 31, 2013 United States Fund USD ($)	Dec. 31, 2013 United States Fund CNY	Dec. 31, 2012 United States Fund CNY	Dec. 31, 2011 United States Fund CNY	Dec. 31, 2013 Maximum
LONG TERM INVESTMENTS
Long term investments	$ 3,543,000	21,450,000	15,136,000	$ 1,256,000	7,603,000	6,103,000		$ 2,287,000	13,847,000	9,033,000
Additions to investment				$ 247,782	1,500,000	3,000,000	3,103,000	$ 795,000	4,814,000	3,000,000	6,033,000
Percentage of interest held in fund												5.00%
Number of indicators of impairment of investment	0	0